CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation expenses	¥ 53,217	¥ 58,353	¥ 122,654
Cost of sales [Member]
Share-based compensation expenses	7,003	12,959	42,490
Selling expense [Member]
Share-based compensation expenses	9,267	8,603	6,659
Research and development expense [Member]
Share-based compensation expenses	8,942	17,012	39,172
General and administrative expense [Member]
Share-based compensation expenses	¥ 28,005	¥ 19,779	¥ 34,333